Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Formation and operating costs	$ 870,821	$ 676,318
Loss from operations	(870,821)	(676,318)
Other Income:
Interest income on investments held in trust account	2,674,089	3,580,311
Unrealized loss on investments held in trust account	(92,316)
Bank interest income	7	181
Total other income	2,581,780	3,580,492
Net income	$ 1,710,959	$ 2,904,174
Redeemable Common Stock [Member]
Other Income:
Weighted average common stock outstanding, basic	4,622,502	6,870,217
Weighted average common stock outstanding, diluted	4,622,502	6,870,217
Basic net income per share	$ 0.47	$ 0.45
Diluted net income per share	$ 0.47	$ 0.45
Non redeemable Common Stock [Member]
Other Income:
Weighted average common stock outstanding, basic	2,280,500	2,280,500
Weighted average common stock outstanding, diluted	2,280,500	2,280,500
Basic net income per share	$ (0.21)	$ (0.09)
Diluted net income per share	$ (0.21)	$ (0.09)